Mergers and Acquisitions - Summary of Fair Value of Net Assets Acquired (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2020 USD ($) [2]	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
Total assets	$ 257,839	[1]	$ 13,225	$ 263,066		$ 263,787
Total liabilities	(128,154)	[1]	$ (7,069)	(140,609)		(132,037)
Goodwill	107,088			$ 100,082
Aggregated Individually Immaterial Business Combinations
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash acquired						1,864
Total other non current assets						4,031
Distribution rights						1,715
Total assets						7,610
Total liabilities						(3,961)
Net assets acquired						3,649
Goodwill						2,903
Total consideration transferred						6,552
Cash acquired					$ (860)	(860)
Net cash paid						$ 5,692
Aggregated Individually Immaterial Business Combinations | Non-current Assets
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	236
Aggregated Individually Immaterial Business Combinations | Distribution Rights
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	2,887
Aggregated Individually Immaterial Business Combinations | Goodwill
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, fair value adjustments	$ 2,903

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3